ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Financing Receivables [Text Block]
6 — ACCOUNTS RECEIVABLE
Accounts receivable consist of the following:
	December 31, 2016	December 31, 2015
Accounts receivable	$1,696,000	$572,000
Accounts receivable – related party (see note 17)	—	156,000
	1,696,000	728,000
Allowance for doubtful accounts	(327,000)	(87,000)
Net accounts receivable	$1,369,000	$641,000
During the years ended December 31, 2016 and 2015, the Company incurred bad debt expense of $631,000 and $78,000, respectively. During the year ended December 31, 2016, the Company wrote-off accounts receivable of  $235,000 and accounts receivable – related party of  $156,000 to bad debt (See Note 17). During the year ended December 31, 2015, the Company reversed accounts receivable of $336,000 with a corresponding reversal to deferred revenue (See Note 17).